Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of Income Before Income Taxes

Income before income taxes were generated in the following jurisdictions:

	For the Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
Domestic component
UAE	63,056,081	122,422,324	99,688,931
Foreign components
BVI	(976)	(1,227)	(3,810)
Mainland PRC	(57,038,284)	(35,920,356)	(16,736,026)
HK S.A.R.	65,233	286,843	593,949
Cayman Islands	(2,007,587)	(2,152,866)	(1,497,198)
Singapore	—	(20,447)	(409,018)
Total	4,074,467	84,614,271	81,636,828

Summary of Income Tax Assets and Liabilities

Deferred income tax assets and liabilities are as follows:

	As of December 31,
	2021	2022
	US$	US$
Deferred tax assets
Operating lease liabilities	167,083	400,766
Impairment loss	—	179,479
Net operating loss carry forwards	28,779	287,345
Total gross deferred tax assets	195,862	867,590
Valuation allowance on deferred tax assets	(28,779)	(466,824)
Deferred tax assets, net of valuation allowance	167,083	400,766

Deferred tax liabilities
Operating lease right-of-use assets	167,083	400,766
Total gross deferred tax liabilities	167,083	400,766

Net deferred tax assets	—	—

Summary of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	As of December 31,
	2021	2022
	US$	US$
Balance at the beginning of the year	3,334	28,779
Additions	25,445	438,045
Reversals	—	—
Balance at the end of the year	28,779	466,824